UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Leylegian Investment Management, Inc.
Address: 601 Gateway Boulevard
         Suite 700
         South San Francisco, CA  94089

13F File Number:  28-2288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George A. Leylegian
Title:     President and C.E.O.
Phone:     650-615-9500

Signature, Place, and Date of Signing:

     George A. Leylegian     So. San Francisco, CA     July 05, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     87819


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AFLAC                       COMM                001055102     3634    79100 SH       SOLE                    79100
AGILENT TECHNOLOGIES        COMM                00846U101      511     6862 SH       SOLE                     6862
ALCATEL                     COMM                013904305     2725    40975 SH       SOLE                    40975
AMERICAN HOME PRODUCTS      COMM                026609107     2573    43800 SH       SOLE                    43800
BMC SOFTWARE                COMM                055921100     1293    35450 SH       SOLE                    35450
BORDERS GROUP               COMM                099709107     3851   247450 SH       SOLE                   247450
BP AMOCO                    COMM                055622104     4396    77724 SH       SOLE                    77724
BRISTOL-MYERS SQUIBB        COMM                110122108     2305    39575 SH       SOLE                    39575
CHEVRON                     COMM                166751107     3663    43129 SH       SOLE                    43129
COLGATE-PALMOLIVE           COMM                194162103     4838    80800 SH       SOLE                    80800
DIAMOND OFFSHORE DRILLING   COMM                25271C102     4765   135650 SH       SOLE                   135650
FIRST DATA                  COMM                319963104     2669    53792 SH       SOLE                    53792
GENERAL ELECTRIC            COMM                369604103     4450    83955 SH       SOLE                    83955
GRUPO TELEVISA              COMM                40049J206     2261    32800 SH       SOLE                    32800
HEWLETT-PACKARD             COMM                428236103     2242    18025 SH       SOLE                    18025
HOME DEPOT                  COMM                437076102     2569    51449 SH       SOLE                    51449
ILLINOIS TOOL WORKS         COMM                452308109     3575    62725 SH       SOLE                    62725
INPUT/OUTPUT                COMM                457652105     3581   430800 SH       SOLE                   430800
JOHNSON & JOHNSON           COMM                478160104     2486    24400 SH       SOLE                    24400
MERCK                       COMM                589331107     2758    36350 SH       SOLE                    36350
MOTOROLA                    COMM                620076109     1519    52275 SH       SOLE                    52275
NETWORK EQUIPMENT TECH      COMM                641208103     1664   165350 SH       SOLE                   165350
NOVELL                      COMM                670006105      827    89400 SH       SOLE                    89400
PANAMERICAN BEVERAGES       COMM                P74823108     3725   249350 SH       SOLE                   249350
PETROLEUM GEO SERVICES      COMM                716597109     3885   227700 SH       SOLE                   227700
PFIZER                      COMM                717081103     3810    80000 SH       SOLE                    80000
SCHERING-PLOUGH             COMM                806605101     3911    77250 SH       SOLE                    77250
TRIBUNE                     COMM                896047107     1758    50225 SH       SOLE                    50225
UNUMPROVIDENT               COMM                91529Y106     2319   115575 SH       SOLE                   115575
VIACOM CL B                 COMM                925524308     3256    47757 SH       SOLE                    47757